Accounts Receivable, net - Analysis of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Carrying amount of accounts receivable	$ 261,148	$ 410,211
Loss allowance for lifetime expected credit	0	190
No Past Due
Statement [line items]
Carrying amount of accounts receivable	$ 258,974	$ 408,415
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days
Statement [line items]
Carrying amount of accounts receivable	$ 1,884	$ 795
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days
Statement [line items]
Carrying amount of accounts receivable	121	$ 924
Weighted average loss rate		0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days | Bottom of range
Statement [line items]
Weighted average loss rate	0.00%
Past due 31-60 days | Top of range
Statement [line items]
Weighted average loss rate	32.15%
Past due 61-90 days
Statement [line items]
Carrying amount of accounts receivable	$ 75	$ 77
Weighted average loss rate		0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 61-90 days | Bottom of range
Statement [line items]
Weighted average loss rate	0.00%
Past due 61-90 days | Top of range
Statement [line items]
Weighted average loss rate	47.02%
Past due 91-120 days
Statement [line items]
Carrying amount of accounts receivable	$ 94	$ 0
Weighted average loss rate		0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days | Bottom of range
Statement [line items]
Weighted average loss rate	0.00%
Past due 91-120 days | Top of range
Statement [line items]
Weighted average loss rate	77.69%
Past due over 121 days
Statement [line items]
Carrying amount of accounts receivable	$ 0	$ 0
Weighted average loss rate	100.00%	100.00%
Loss allowance for lifetime expected credit	$ 0	$ 0